(LOSSES)/GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET - Components of other financial items, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Financing arrangement fees and other related costs	$ (5,157)	$ (1,667)	$ (9,340)
Amortization of debt guarantees	1,432	2,019	2,657
Foreign exchange gain/(loss) on operations	205	(941)	1,598
Other	(797)	(311)	(295)
Other financials items, net	(4,317)	(900)	$ (5,380)
7% unsecured bonds, maturing Oct 2025 | Unsecured debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Debt instrument, face amount	61,100			$ 300,000
Corporate bilateral facility
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Financing arrangement fees and other related costs		(4,900)
7% unsecured bonds, maturing Oct 2025
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Financing arrangement fees and other related costs		(2,300)
Corporate RCF
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Financing arrangement fees and other related costs		$ (1,400)
Hilli LLC | Variable interest entity, primary beneficiary
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Financing arrangement fees and other related costs	$ (5,000)